OTHER EXPENSES - OTHER (INCOME) COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Expense [Abstract]
Finance income	$ (2.2)	$ (2.6)
Net gain on derivatives	(7.2)	(9.4)
Net foreign exchange loss	29.0	9.5
Other costs (income), net	$ 19.6	$ (2.5)